Property, plant and equipment (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	₨ 7,213,421		₨ 6,622,081
Balance at the ending	8,636,012	$ 124,850	7,213,421	₨ 6,622,081
Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,662,365		1,744,548
Balance at the ending	1,714,527		1,662,365	1,744,548
Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,276,406		3,720,774
Balance at the ending	4,127,414		3,276,406	3,720,774
Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	5,985,485		6,354,101
Balance at the ending	6,839,363		5,985,485	6,354,101
Computer Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	401,446		327,861
Balance at the ending	332,151		401,446	327,861
Office Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	255,769		214,583
Balance at the ending	259,374		255,769	214,583
Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	385,899		340,335
Balance at the ending	404,697		385,899	340,335
Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	3,600		6,000
Balance at the ending	1,200		3,600	6,000
Construction in Progress [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,227,936		267,980
Balance at the ending	1,796,649		1,227,936	267,980
Gross carrying amount [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	17,865,862		16,648,581	14,808,592
Additions	2,209,018		1,311,266	1,867,601
Disposals or Deletions	93,438		93,985	27,612
Balance at the ending	19,981,442		17,865,862	16,648,581
Gross carrying amount [member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	2,301,987		2,301,987	2,301,987
Additions	135,700		0	0
Disposals or Deletions	0		0	0
Balance at the ending	2,437,687		2,301,987	2,301,987
Gross carrying amount [member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	12,293,776		11,585,120	10,137,059
Additions	1,723,910		795,351	1,464,523
Disposals or Deletions	73,267		86,695	16,462
Balance at the ending	13,944,419		12,293,776	11,585,120
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	17,865,862		16,648,581	14,808,592
Additions	2,209,018		1,311,266	1,867,601
Disposals or Deletions	93,438		93,985	27,612
Balance at the ending	19,981,442		17,865,862	16,648,581
Gross carrying amount [member] | Computer Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,407,816		1,162,259	951,508
Additions	120,371		251,022	217,549
Disposals or Deletions	10,865		5,465	6,798
Balance at the ending	1,517,322		1,407,816	1,162,259
Gross carrying amount [member] | Office Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	601,793		496,015	386,702
Additions	82,636		106,953	110,001
Disposals or Deletions	134		1,175	688
Balance at the ending	684,295		601,793	496,015
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,250,834		1,093,544	1,028,880
Additions	146,401		157,940	68,328
Disposals or Deletions	9,172		650	3,664
Balance at the ending	1,388,063		1,250,834	1,093,544
Gross carrying amount [member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,656		9,656	2,456
Additions	0		0	7,200
Disposals or Deletions	0		0	0
Balance at the ending	9,656		9,656	9,656
Accumulated depreciation and amortisations [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	11,880,377		10,294,480	8,680,556
Depreciation for the year	1,354,496		1,614,442	1,640,182
Disposals or Deletions	92,794		28,545	26,258
Balance at the ending	13,142,079		11,880,377	10,294,480
Accumulated depreciation and amortisations [Member] | Building [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	639,622		557,439	475,256
Depreciation for the year	83,538		82,183	82,183
Disposals or Deletions	0		0	0
Balance at the ending	723,160		639,622	557,439
Accumulated depreciation and amortisations [Member] | Plant and machinery [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	9,017,370		7,864,346	6,610,485
Depreciation for the year	872,318		1,174,083	1,269,064
Disposals or Deletions	72,683		21,059	15,203
Balance at the ending	9,817,005		9,017,370	7,864,346
Accumulated depreciation and amortisations [Member] | Property, plant and equipment [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	11,880,377		10,294,480	8,680,556
Depreciation for the year	1,354,496		1,614,442	1,640,182
Disposals or Deletions	92,794		28,545	26,258
Balance at the ending	13,142,079		11,880,377	10,294,480
Accumulated depreciation and amortisations [Member] | Computer Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	1,006,370		834,398	702,371
Depreciation for the year	189,606		177,345	138,736
Disposals or Deletions	10,805		5,373	6,709
Balance at the ending	1,185,171		1,006,370	834,398
Accumulated depreciation and amortisations [Member] | Office Equipment [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	346,024		281,432	228,987
Depreciation for the year	79,031		65,808	53,127
Disposals or Deletions	134		1,216	682
Balance at the ending	424,921		346,024	281,432
Accumulated depreciation and amortisations [Member] | Fixtures and fittings [member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	864,935		753,209	661,001
Depreciation for the year	127,603		112,623	95,872
Disposals or Deletions	9,172		897	3,664
Balance at the ending	983,366		864,935	753,209
Accumulated depreciation and amortisations [Member] | Vehicles [Member]
Disclosure of Property, plant and equipments [Line Items]
Balance at beginning	6,056		3,656	2,456
Depreciation for the year	2,400		2,400	1,200
Disposals or Deletions	0		0	0
Balance at the ending	₨ 8,456		₨ 6,056	₨ 3,656